EXCELSIOR FUNDS, INC.

EXCELSIOR FUNDS TRUST

EXCELSIOR TAX-EXEMPT FUNDS, INC.

Supplement dated December 31, 2007 to the following Prospectuses

(Replacing supplement dated November 16, 2007)

Excelsior Funds, Inc. Excelsior Funds Trust Excelsior Tax-Exempt Funds, Inc. Fixed Income Funds – Shares Class Prospectus dated July 1, 2007, as most recently supplemented through November 28, 2007	Excelsior Funds, Inc. Excelsior Funds Trust Retirement Shares Class Prospectus dated July 1, 2007, as most recently supplemented through November 16, 2007

Excelsior Funds, Inc./Excelsior Funds Trust Equity Funds – Shares Class Prospectus dated July 1, 2007, as most recently supplemented through December 7, 2007	Excelsior Funds, Inc./Excelsior Funds Trust Equity Funds – Class A and Class C Shares Prospectus dated October 1, 2007, as most recently supplemented through December 7, 2007

Excelsior Funds, Inc./Excelsior Funds Trust Institutional Funds – Institutional Shares Class Prospectus dated July 1, 2007, as most recently supplemented through December 7, 2007	Excelsior Funds, Inc./Excelsior Tax-Exempt Funds, Inc. Money Funds – Shares Class Prospectus dated July 1, 2007, as most recently supplemented through November 16, 2007

The Boards of Directors/Trustees of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (together, the “Board”) have approved proposals, described below, that are part of a larger integration of the Excelsior Funds complex and the Columbia Funds complex. Generally, these proposals involve the reorganization of certain Excelsior Funds into newly formed Columbia Funds that will be series of a different legal entity governed by a different board than the Excelsior Funds, and will be managed by Columbia Management Advisors, LLC, an affiliate of the current investment advisers to the Excelsior Funds. Each of the newly formed Columbia Funds will be a series of Columbia Funds Series Trust I except that the newly formed Columbia Fund into which Excelsior Money Fund will be reorganized will be a series of Columbia Funds Series Trust. The portfolio managers of the Excelsior Funds immediately before such reorganizations are expected to be the same portfolio managers of the newly formed Columbia Funds immediately after such reorganizations.

Specifically, the Board has approved proposals to reorganize each Excelsior Fund listed in the left column of the chart below (each, an “Excelsior Fund”) into the corresponding newly formed shell fund listed in the right column of the chart below (each, a “Newly Formed Fund”), subject to approval by the shareholders of the Excelsior Fund. Subject to separate shareholder approvals which are not contingent upon each other, each of International Fund and International Equity Fund is expected to reorganize into the same Newly Formed Fund. If the shareholders of an Excelsior Fund approve the proposal relating to the reorganization of their Fund, all of the assets of the Excelsior Fund will be transferred to the corresponding Newly Formed Fund and shareholders of the Excelsior Fund will receive shares of a designated class of the corresponding Newly Formed Fund in exchange for their shares. For each Excelsior Fund other than Excelsior Money Fund, Shares class and Institutional Shares class, as applicable, will be exchanged for Class Z shares of the corresponding Newly Formed Fund, and Retirement Shares class, as applicable, will be exchanged for Class R shares of the corresponding Newly Formed Fund. For Excelsior Money Fund, Shares Class and Institutional Shares class will be exchanged for Trust Class shares of the Newly Formed Fund.

Excelsior Fund		Newly Formed Fund
Blended Equity Fund	→	Columbia Blended Equity Fund
Emerging Markets Fund	→	Columbia Emerging Markets Fund
Energy and Natural Resources Fund	→	Columbia Energy and Natural Resources Fund
International Fund and International Equity Fund	→	Columbia International Growth Fund
Large Cap Growth Fund	→	Columbia Select Growth Fund
Pacific/Asia Fund	→	Columbia Pacific/Asia Fund
Small Cap Fund	→	Columbia Select Small Cap Fund
Value & Restructuring Fund	→	Columbia Value and Restructuring Fund
Core Bond Fund	→	Columbia Bond Fund
Intermediate-Term Bond Fund	→	Columbia Short-Intermediate Bond Fund
Equity Opportunities Fund	→	Columbia Select Opportunities Fund
Mid Cap Value & Restructuring Fund	→	Columbia Mid Cap Value and Restructuring Fund
Excelsior Money Fund	→	Columbia Daily Cash Reserves

Shareholders of each Excelsior Fund are scheduled to vote on the proposal relating to the reorganization of their Fund at a special meeting of shareholders currently expected to be held in the first quarter of 2008 except for the proposed reorganization of Excelsior Money Fund which is currently expected to be held in the second quarter of 2008. Excelsior Fund shareholders as of the record date should expect to receive a prospectus/proxy statement (which contains important information about fees, expenses and risk considerations) relating to the proposed reorganization of their Fund. For more information regarding each Newly Formed Fund, or to receive a free copy of a prospectus/proxy statement relating to the proposed reorganization once the registration statement is filed with the Securities and Exchange Commission (“SEC”) and becomes effective, please call 1-800-345-6611 or visit the Newly Formed Fund’s website at www.columbiafunds.com. The prospectus/proxy statement will also be available for free on the SEC’s website (www.sec.gov). Please read the prospectus/proxy statement carefully before making any investment decisions. Each reorganization is expected to take place as soon as reasonably practicable following approval at the special meeting.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of a Newly Formed Fund, nor is it a solicitation of any proxy.

EXC-47/138920-1207	December 31, 2007

EXCELSIOR FUNDS, INC.

EXCELSIOR FUNDS TRUST

EXCELSIOR TAX-EXEMPT FUNDS, INC.

Supplement dated December 31, 2007 to the following Prospectuses

(Replacing supplement dated November 16, 2007)

Excelsior Funds, Inc. Excelsior Funds Trust Excelsior Tax-Exempt Funds, Inc. Fixed Income Funds – Shares Class Prospectus dated July 1, 2007, as most recently supplemented through November 28, 2007	Excelsior Funds, Inc. Excelsior Funds Trust Retirement Shares Class Prospectus dated July 1, 2007, as most recently supplemented through November 16, 2007

Excelsior Funds, Inc./Excelsior Funds Trust Equity Funds – Shares Class Prospectus dated July 1, 2007, as most recently supplemented through December 7, 2007	Excelsior Funds, Inc./Excelsior Funds Trust Equity Funds – Class A and Class C Shares Prospectus dated October 1, 2007, as most recently supplemented through December 7, 2007

Excelsior Funds, Inc./Excelsior Tax-Exempt Funds, Inc. Money Funds – Shares Class Prospectus dated July 1, 2007, as most recently supplemented through November 16, 2007	Excelsior Funds, Inc./ Excelsior Funds Trust Institutional Funds – Institutional Shares Class Prospectus dated July 1, 2007, as most recently supplemented through December 7, 2007

The Boards of Directors/Trustees of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (together the “Board”) have approved proposals, described below, that are part of a larger integration of the Excelsior Funds complex and the Columbia Funds complex. Generally, these proposals involve the reorganization of certain Excelsior Funds into similar Columbia Funds that are series of different legal entities governed by different boards than the Excelsior Funds, and are managed by Columbia Management Advisors, LLC, an affiliate of the current investment advisers to the Excelsior Funds.

Specifically, the Board has approved proposals to reorganize each Excelsior Fund listed in the left column of the chart below (each, an “Acquired Fund”) into the corresponding similar acquiring fund listed in the right column of the chart below (each, an “Acquiring Fund”) subject to approval by the shareholders of the Acquired Fund. If the shareholders of an Acquired Fund approve the proposal relating to the reorganization of their Fund, all of the assets of the Acquired Fund will be transferred to the corresponding Acquiring Fund and shareholders of the Acquired Fund will receive shares of a designated class of the corresponding Acquiring Fund in exchange for their shares. For each Acquired Fund, except the money market funds, Shares class and Institutional Shares class, as applicable, will be exchanged for Class Z shares of the corresponding Acquiring Fund, and Retirement Shares class, as applicable, will be exchanged for Class R shares of the corresponding Acquiring Fund. For each Acquired Fund that is a money market fund, Shares class and Institutional Shares class, as applicable, will be exchanged for Trust Class shares of the corresponding Acquiring Fund.

Acquired Fund		Acquiring Fund
Equity Income Fund	→	Columbia Dividend Income Fund
Real Estate Fund	→	Columbia Real Estate Equity Fund
Short-Term Government Securities Fund	→	Columbia Short Term Bond Fund
Short-Term Tax-Exempt Securities Fund	→	Columbia Short Term Municipal Bond Fund
High Yield Fund	→	Columbia High Yield Opportunity Fund
Long-Term Tax-Exempt Fund	→	Columbia Tax-Exempt Fund
Intermediate-Term Tax-Exempt Fund	→	Columbia Intermediate Municipal Bond Fund
New York Intermediate-Term Tax-Exempt Fund	→	Columbia New York Intermediate Municipal Bond Fund
California Short-Intermediate Term Tax-Exempt Income Fund	→	Columbia California Intermediate Municipal Bond Fund
Treasury Money Fund	→	Columbia Government Reserves
Government Money Fund	→	Columbia Government Plus Reserves
Tax-Exempt Money Fund	→	Columbia Tax-Exempt Reserves
New York Tax-Exempt Money Fund	→	Columbia New York Tax-Exempt Reserves

Shareholders of each Acquired Fund are scheduled to vote on the proposal relating to the reorganization of their Fund at a special meeting of shareholders currently expected to be held in the first quarter of 2008, except for Intermediate-Term Tax-Exempt Fund and New York Intermediate-Term Tax-Exempt Fund which are currently expected to be held in the second quarter of 2008. Acquired Fund shareholders as of the record date should expect to receive a prospectus/proxy statement (which contains important information about fees, expenses and risk considerations) relating to the proposed reorganization of their Fund. For more information regarding each Acquiring Fund, or to receive a free copy of a prospectus/proxy statement relating to the proposed reorganization once the registration statement is filed with the Securities and Exchange Commission (“SEC”) and becomes effective, please call 1-800-345-6611 or visit the Acquiring Fund’s website at www.columbiafunds.com. The prospectus/proxy statement will also be available for free on the SEC’s website (www.sec.gov). Please read the prospectus/proxy statement carefully before making any investment decisions. Each reorganization is expected to take place as soon as reasonably practicable following approval at the special meeting.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of a Newly Formed Fund, nor is it a solicitation of any proxy.

EXC-47/138871-1207	December 31, 2007